Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 20, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
We have had no program, plan or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public
information. Annual grants of stock options to employees are typically approved by the Compensation Committee or our Chief Executive Officer pursuant to a delegation of authority from the Compensation Committee in the first quarter of each year as part of our annual compensation cycle. Our Board or Compensation Committee may also approve grants at other times as they deem appropriate.

The timing of any equity grants to newly-hired employees, or in connection with promotions or other non-routine
grants, is generally tied to the event giving rise to the award, although non-executive
new hire stock option awards are generally approved at the beginning of the calendar month following the individual’s commencement of employment. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
The following table sets forth information for certain stock options granted to our NEOs during 2024. In the event an issuer grants stock options or option-like instruments within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form
10-K,
Form
10-Q
or Form
8-K
containing material
non-public
information as required under Item 402(x) of Regulation
S-K,
Item 402(x) of Regulation
S-K
requires tabular disclosure of certain information related to such awards. The table below is being provided because certain of the stock options granted to our NEOs during 2024 were granted within the period commencing four business days prior to and ending one business day following the filing by the Company of a Form
10-K,
Form
10-Q
or Form
8-K
containing material
non-public
information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award at Time of Grant (1)	Grant Date Fair Value of the Award
Percentage Change in the

Closing Market Price of the

Securities Underlying the

Award Between the Trading

Day Ending Immediately

Prior to the Disclosure of

MNPI and the Trading Day

Beginning Immediately

Following the Disclosure of

MNPI

Jonathan E. Lim, M.D.	6/20/2024	632,759	$2.03	$934,458	(1.43%)
David M. Chacko, M.D.	6/20/2024	278,812	$2.03	$411,750	(1.43%)
Shannon R. Morris, M.D., Ph.D.	6/20/2024	137,142	$2.03	$202,531	(1.43%)

Award Timing Method	We have had no program, plan or practice pertaining to the timing of stock option grants to NEOs coinciding with the release of material non-public
information. Annual grants of stock options to employees are typically approved by the Compensation Committee or our Chief Executive Officer pursuant to a delegation of authority from the Compensation Committee in the first quarter of each year as part of our annual compensation cycle.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Jonathan E. Lim, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Jonathan E. Lim, M.D.
Underlying Securities | shares		632,759
Exercise Price | $ / shares		$ 2.03
Fair Value as of Grant Date | $		$ 934,458
Underlying Security Market Price Change		(1.43)
David M. Chacko, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		David M. Chacko, M.D.
Underlying Securities | shares		278,812
Exercise Price | $ / shares		$ 2.03
Fair Value as of Grant Date | $		$ 411,750
Underlying Security Market Price Change		(1.43)
Shannon R. Morris, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Shannon R. Morris, M.D., Ph.D.
Underlying Securities | shares		137,142
Exercise Price | $ / shares		$ 2.03
Fair Value as of Grant Date | $		$ 202,531
Underlying Security Market Price Change		(1.43)